PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 28, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of
	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	US$
Furniture and fittings	1,200	3,578	2,832
Office equipment	-	8,913	7,054
Computer and software	56,383	16,468	13,033
Leasehold improvements	-	259,352	205,248
	57,583	288,311	228,167
Less: accumulated depreciation	(55,553)	(27,290)	(21,598)
	2,030	261,021	206,569